                                                           UNITED STATES
                                            SECURITIES AND EXCHANGE COMMISSION
                                                  WASHINGTON, D.C. 20549

                                                         FORM N-PX

                                           ANNUAL REPORT OF PROXY VOTING RECORD
                                                            OF
                                        REGISTERED MANAGEMENT INVESTMENT COMPANIES

  INVESTMENT COMPANY ACT FILE NUMBER:   811-4571

  NAME OF REGISTRANT:                   VANGUARD PENNSYLVANIA TAX-FREE FUNDS

  ADDRESS OF REGISTRANT:                PO BOX 2600, VALLEY FORGE, PA 19482

  NAME AND ADDRESS OF AGENT FOR SERVICE:HEIDI STAM
                                        PO BOX 876
                                        VALLEY FORGE, PA 19482

  REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:  (610) 669-1000
  DATE OF FISCAL YEAR END:              NOVEMBER 30

  DATE OF REPORTING PERIOD:             JULY 1, 2004 - JUNE 30, 2005

  FUND:                VANGUARD PENNSYLVANIA TAX-EXEMPT MONEY MARKET FUND
                       The fund held no securities entitled to vote at a meeting of shareholders during the reporting period.

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                                        SIGNATURES

  Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

  VANGUARD PENNSYLVANIA TAX-FREE FUNDS

  By:     /s/John J. Brennan
             (Heidi Stam)
             John J. Brennan*
             Chairman _Chief Executive Officer
  Date:      August 29, 2005

       *  By Power of Attorney.  Filed on December 20, 2004, see File Number 002-14336.
           Incorporated by Reference.